Phoenix Investment Partners

                           SEMIANNUAL REPORT

                                            MARCH 31, 2002

(LOGO)
SENECA
[GRAPHIC OMITTED]

                                       Phoenix-Seneca
                                       Bond Fund

                                       Phoenix-Seneca
                                       Mid-Cap "EDGE"(SM)
                                       Fund

                                       Phoenix-Seneca
                                       Real Estate Securities
                                       Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS
[GRAPHIC OMITTED]
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

   We are pleased to provide this financial summary for the six months ended March 31, 2002 for the Phoenix-Seneca Funds.

   Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the INDIVIDUAL INVESTORS path. Or, contact your financial advisor or call us at 1-800-243-1574 for information assistance.


Sincerely,

/s/  PHILIP R. MCLOUGHLIN

Philip R. McLoughlin


MARCH 31, 2002


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund ..................................................... 3
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund .......................................12
Phoenix-Seneca Real Estate Securities Fund ...................................18
Notes to Financial Statements ................................................24

PHOENIX-SENECA BOND FUND

                          INVESTMENTS AT MARCH 31, 2002
                                   (UNAUDITED)

                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
U.S. GOVERNMENT SECURITIES--2.8%

U.S. TREASURY BONDS--2.8%
U.S. Treasury Bonds 5.25%, 2/15/29 ........      Aaa   $ 2,080    $ 1,873,462

U.S. Treasury Bonds 5.375%, 2/15/31 .......      Aaa       350        328,590
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,303,118)                                        2,202,052
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--31.4%

Fannie Mae 5.677%, 12/1/11 ................      Aaa     2,086      2,062,647

Fannie Mae 6%, 4/1/16 .....................      Aaa     1,624      1,632,399

Fannie Mae 7%, 1/25/24 ....................      Aaa     1,000      1,026,917

Fannie Mae 7%, 5/1/26 .....................      Aaa     1,199      1,225,033

Fannie Mae 7%, 2/18/27 ....................      Aaa       891        921,776

Fannie Mae 6%, 12/1/28 ....................      Aaa     1,598      1,561,275

Fannie Mae 6.50%, 7/1/29 ..................      Aaa       374        374,171

Fannie Mae 6.50%, 8/1/29 ..................      Aaa       775        775,065

Fannie Mae 6.50%, 3/1/31 ..................      Aaa       425        424,053

Fannie Mae 6.50%, 11/1/31 .................      Aaa     1,586      1,580,863

Fannie Mae 6.50%, 11/1/31 .................      Aaa     2,394      2,386,308

Fannie Mae 6.50%, 12/1/31(e) ..............      Aaa     3,060      3,050,169

Fannie Mae 7%, 2/1/32 .....................      Aaa     1,486      1,516,376

Fannie Mae TBA 6%, 4/11/32 ................      Aaa     1,400      1,356,250

Fannie Mae TBA 6.50%, 4/11/32 .............      Aaa     2,650      2,636,750

Freddie Mac 7%, 7/1/09 ....................      Aaa       587        612,657

Freddie Mac 7%, 7/15/23 ...................      Aaa       916        921,842

GNMA 7.50%, 7/15/29 .......................      Aaa       625        652,102
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,860,336)                                      24,716,653
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--2.1%

Fannie Mae 5.25%, 4/15/07 .................      Aaa     1,700      1,694,048
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,692,591)                                        1,694,048
-----------------------------------------------------------------------------


                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
ASSET-BACKED SECURITIES--1.3%

Chase Manhattan Auto Owner Trust
01-A, A4 5.07%, 2/15/08(e) ................      Aaa   $ 1,000    $ 1,009,323
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $999,753)                                          1,009,323
-----------------------------------------------------------------------------

CORPORATE BONDS--39.4%

ALTERNATIVE CARRIERS--0.4%
American Tower Corp. 9.375%, 2/1/09 .......      Caa       226        168,370

Crown Castle International Corp. 0%,
5/15/11(c) ................................       B        213        125,670
                                                                  -----------
                                                                      294,040
                                                                  -----------
APPAREL & ACCESSORIES--0.3%
Levi Strauss & Co. 7%, 11/1/06 ............       B        182        168,350

Levi Strauss & Co. 11.625%, 1/15/08 .......       B         68         71,230
                                                                  -----------
                                                                      239,580
                                                                  -----------
BANKS--3.6%
Colonial Bank 9.375%, 6/1/11 ..............      Ba        600        631,424

Riggs Capital Trust II Series C 8.875%,
3/15/27 ...................................      Ba        141        109,996

Sovereign Bancorp 8%, 3/15/03 .............      BB(d)      60         60,684

Sovereign Bancorp 10.20%, 6/30/05 .........      Baa       434        474,941

Sovereign Bancorp 10.50%, 11/15/06 ........      Ba         45         49,613

Washington Mutual Bank FA 6.875%,
6/15/11 ...................................       A        750        756,937

Wells Fargo & Co. 5.125%, 2/15/07 .........      Aa        775        757,543
                                                                  -----------
                                                                    2,841,138
                                                                  -----------
BROADCASTING & CABLE TV--7.8%
Adelphia Communications Corp. Series B
9.50%, 2/15/04 ............................       B        651        628,086

Charter Communications, Inc. 0%,
1/15/10(c) ................................       B        394        265,950

Clear Channel Communications, Inc. ........
7.875%, 6/15/05 ...........................      Baa       601        623,016

Clear Channel Communications, Inc. ........
6%, 11/1/06(e) ............................      Baa     1,350      1,307,097

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
Clear Channel Communications, Inc.
8%, 11/1/08 ...............................      Ba    $   200    $   210,000

Echostar DBS Corp. 144A 9.125%,
1/15/09(b) ................................       B        170        175,950

Echostar DBS Corp 9.375%, 2/1/09 ..........       B         55         57,475

Fox / Liberty Networks LLC 0%,
8/15/07(c)(e) .............................      Ba      1,503      1,527,424

Sinclair Broadcast Group 144A 8%,
3/15/12(b) ................................       B         60         59,850

Time Warner, Inc. 9.125%, 1/15/13 .........      Baa        65         74,218

Time Warner, Inc. 6.85%, 1/15/26 ..........      Baa       750        766,472

Turner Broadcasting System, Inc. 8.40%,
2/1/24 ....................................      Baa       450        453,307

Von Hoffman Corp. 144A 10.25%,
3/15/09(b) ................................       B         35         35,744
                                                                  -----------
                                                                    6,184,589
                                                                  -----------
CASINOS & GAMING--1.6%
Anchor Gaming 9.875%, 10/15/08 ............      Ba         24         26,880

Circus & Eldorado Joint Venture /
Silver Legacy Capital Corp.
144A 10.125%, 3/1/12(b) ...................       B        183        188,947

Harrahs Operating Co., Inc. 8%, 2/1/11 ....      Baa       575        599,948

Herbst Gaming, Inc. Series B 10.75%,
9/1/08 ....................................       B         76         79,705

Mandalay Resort Group 9.50%, 8/1/08 .......      Ba         46         49,910

Mandalay Resort Group 144A 9.375%,
2/15/10(b) ................................      Ba        113        119,498

MGM Mirage, Inc. 6.875%, 2/6/08 ...........      Ba        203        193,938
                                                                  -----------
                                                                    1,258,826
                                                                  -----------
CONSUMER FINANCE--2.2%
Avis Group Holdings, Inc. 11%, 5/1/09 .....      Baa       167        182,030

General Motors Acceptance Corp. 7%,
2/1/12 ....................................       A        600        584,420

General Motors Acceptance Corp. 8%,
11/1/31 ...................................       A        580        580,531

Washington Mutual, Inc. 5.625%, 1/15/07 ...       A        400        392,400
                                                                  -----------
                                                                    1,739,381
                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES--6.1%
Citigroup, Inc. 7.25%, 10/1/10 ............      Aa        778        817,965

General Electric Capital Corp. 6.75%,
3/15/32 ...................................      Aaa     1,190      1,150,147


                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
Golman Sachs Group, Inc. 6.60%, 1/15/12 ...       A    $   590    $   580,680

Lehman Brothers Holdings, Inc.
Series F 7%, 5/15/03 ......................       A        500        517,647

Lehman Brothers Holdings, Inc.
Series E 8.80%, 3/1/15 ....................       A        205        232,069

Lehman Brothers Holdings, Inc. 7.73%,
10/15/23 ..................................       A        100         97,604

Morgan Stanley Dean Witter & Co.
6.75%, 4/15/11 ............................      Aa      1,375      1,378,693
                                                                  -----------
                                                                    4,774,805
                                                                  -----------
ENVIRONMENTAL SERVICES--0.2%
Waste Management, Inc. 7%, 10/1/04 ........      Ba        165        168,335

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Capital, Inc. 144A 12.875%,
10/15/08(b) ...............................       B         66         68,310

FOOD DISTRIBUTORS--0.3%
SUPERVALU, Inc. 9.75%, 6/15/04 ............      Ba        155        162,944

SUPERVALU, Inc. 7.875%, 8/1/09 ............      Baa        51         51,450
                                                                  -----------
                                                                      214,394
                                                                  -----------
FOOD RETAIL--0.3%
Stater Brothers Holdings, Inc. 10.75%,
8/15/06 ...................................       B        213        225,780

HEALTH CARE FACILITIES--1.2%
Res-Care, Inc. 144A 10.625%, 11/15/08(b) ..       B        146        132,860

Tenet Healthcare Corp. 0%, 8/12/02(c) .....      Baa        45         43,889

Tenet Healthcare Corp. 6.50%, 6/1/12 ......      Baa       800        772,078
                                                                  -----------
                                                                      948,827
                                                                  -----------
HOMEBUILDING--0.8%
Centex Corp. 7.875%, 2/1/11 ...............      Baa        94         96,999

Ryland Group 9.75%, 9/1/10 ................      Ba         90         99,000

Standard Pacific Corp. 9.50%, 9/15/10 .....      Ba        229        239,591

Toll Corp. 8.75%, 11/15/06 ................      Ba        180        185,400
                                                                  -----------
                                                                      620,990
                                                                  -----------
HOTELS--0.7%
Hammons (John Q.) Hotels, Inc.
8.875%, 2/15/04 ...........................       B        171        171,427

Hammons (John Q.) Hotels, Inc. 9.75%,
10/1/05 ...................................       B        100        103,125

La Quinta Inns 7.40%, 9/15/05 .............      Ba        122        120,628

Royal Caribbean Cruises Ltd. 7.25%,
8/15/06 ...................................      Ba          5          4,605

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 ....................................      Ba    $   130    $   125,676

Royal Caribbean Cruises Ltd. 7.25%,
3/15/18 ...................................      Ba         21         16,843
                                                                  -----------
                                                                      542,304
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.1%
American Greetings 6.10%, 8/1/28 ..........      Ba        128        110,887

INTEGRATED OIL & GAS--1.0%
Conoco, Inc. 6.95%, 4/15/29 ...............      Baa       810        808,091

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
SBC Communications 5.875%, 2/1/12 .........      Aa        775        746,121

Verizon Global Funding Corp. 7.75%,
12/1/30 ...................................       A        916        954,457
                                                                  -----------
                                                                    1,700,578
                                                                  -----------
LIFE & HEALTH INSURANCE--1.1%
Metlife, Inc. 5.25%, 12/1/06 ..............       A        375        367,758

Metlife, Inc. 6.125%, 12/1/11 .............       A        500        484,835
                                                                  -----------
                                                                      852,593
                                                                  -----------
MANAGED HEALTH CARE--1.3%
Coventry Health Care, Inc. 144A 8.125%,
2/15/12(b) ................................      Ba         51         51,446

Unitedhealth Group, Inc. 6.60%, 12/1/03 ...       A        775        805,558

US Oncology, Inc. 144A 9.625%, 2/1/12(b) ..       B        175        170,625
                                                                  -----------
                                                                    1,027,629
                                                                  -----------
MEAT, POULTRY & FISH--0.2%
Dean Foods Co. 8.15%, 8/1/07 ..............       B        185        188,860

METAL & GLASS CONTAINERS--0.4%
Owens-Brockway Glass Container, Inc.
144A 8.875%, 2/15/09(b) ...................       B        285        292,125

MOVIES & ENTERTAINMENT--0.4%
Fox Kids Worldwide, Inc. 10.25%,
11/1/07(c) ................................      Baa       171        182,992

United Artists Theatre Circuit, Inc. 9.30%,
7/1/15 ....................................      Caa       141        106,146
                                                                  -----------
                                                                      289,138
                                                                  -----------
MULTI-LINE INSURANCE--0.0%
CNA Financial Corp. 6.45%, 1/15/08 ........      Baa        32         29,287

CNA Financial Corp. 6.60%, 12/15/08 .......      Baa        23         20,929
                                                                  -----------
                                                                       50,216
                                                                  -----------

                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Nuevo Energy Co. 9.50%, 6/1/08 ............       B    $   130    $   128,700

Westport Resources Corp. 144A 8.25%,
11/1/11(b) ................................      Ba         23         23,748
                                                                  -----------
                                                                      152,448
                                                                  -----------
PACKAGED FOODS--0.6%
Conagra Foods, Inc. 7.875%, 9/15/10 .......      Baa       415        446,233

PAPER PRODUCTS--1.0%
International Paper Co. 6.75%, 9/1/11 .....      Baa       776        770,527

REAL ESTATE INVESTMENT TRUSTS--2.4%
Archstone-Smith Trust 6.875%, 2/15/08 .....      Baa         4          3,696

Archstone-Smith Trust 7.90%, 2/15/16 ......      Baa       200        197,480

Equity Residential Properties Trust 6.625%,
3/15/12 ...................................      Baa       800        787,471

Evans Withycombe Residential, Inc. 7.50%,
4/15/04 ...................................       A        100        104,937

La Quinta Properties, Inc. 7.82%, 9/10/26 .      Ba        150        150,750

Sovereign Real Estate Investment Trust
Series A 144A 12%, 8/29/49(b)(c) ..........      Ba        500        551,250

Washington Real Estate Investment Trust
7.125%, 8/13/03 ...........................      Baa       110        113,805
                                                                  -----------
                                                                    1,909,389
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.7%
ERP Operating LP 7.57%, 8/15/26 ...........       A        170        177,441

First Industrial LP 7.15%, 5/15/27 ........      Baa       500        502,142

Soc General Real Estate Co.
Series A 144A 7.64%, 12/29/49(b)(c) .......       A        650        663,576
                                                                  -----------
                                                                    1,343,159
                                                                  -----------
RESTAURANTS--0.3%
Jack in the Box, Inc. Series B 9.75%,
11/1/03 ...................................      BB+(d)    220        222,750

TOBACCO--0.2%
Dimon, Inc. Series B 9.625%, 10/15/11 .....      Ba        130        138,450

WIRELESS TELECOMMUNICATION SERVICES--0.8%
American Cellular Corp. 9.50%, 10/15/09 ...       B        110         81,400

Nextel Communications 0%, 2/15/08(c) ......       B         54         32,265

Nextel Communications 12%, 11/1/08 ........       B        125         95,312

Price Communications Wireless, Inc.
9.125%, 12/15/06 ..........................      Ba         40         41,800

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
SBA Communications Corp. 0%, 3/1/08(c) ....       B    $   105    $    63,525

TeleCorp PCS, Inc. 0%, 4/15/09(c) .........       B        255        225,675

Triton PCS, Inc. 0%, 5/1/08(c) ............       B        117        102,668
                                                                  -----------
                                                                      642,645
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $31,364,591)                                      31,067,017
-----------------------------------------------------------------------------


NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.1%

DLJ Commercial Mortgage Corp. 98-CG1,
A1A 6.11%, 12/10/07 .......................      AAA(d)    862        884,279

First Union National Bank Commercial
Mortgage 01-C3, A3 6.423%, 8/15/23 ........      AAA(d)    500        501,118

First Union-Lehman Brothers-Bank of
America 98-C2, A1 6.28%, 11/18/35 .........      Aaa       762        782,645

G.E. Capital Mortgage Services, Inc. 94-21,
B1 6.50%, 8/25/09 .........................       A         18         18,629

Money Store Home Equity Trust (The) 97-D,
AF7 6.485%, 12/15/38 ......................      Aaa       691        711,697

PNC Mortgage Acceptance Corp. 99-CM1,
A1B 7.33%, 12/10/32 .......................      AAA(d)  1,400      1,477,590

Saxon Asset Securities Trust 00-1,
AF3 7.755%, 10/25/20 ......................      Aaa       425        439,042
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,826,924)                                        4,815,000
-----------------------------------------------------------------------------


FOREIGN GOVERNMENT SECURITIES--1.7%

MEXICO--1.7%
United Mexican States Global Bond 8.375%,
1/14/11 ...................................      Baa     1,270      1,330,325
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,238,027)                                        1,330,325
-----------------------------------------------------------------------------


                                                         PAR
                                               MOODY'S  VALUE
                                               RATING   (000)        VALUE
                                               ------- -------    -----------
FOREIGN CORPORATE BONDS--4.0%

CANADA--1.2%
Biovail Corp. 7.875%, 4/1/10 ..............       B    $   190    $   189,762

Canadian National Railways 6.375%,
10/15/11 ..................................      Baa       500        491,770

Corus Entertainment, Inc. 144A 8.75%,
3/1/12(b) .................................       B         80         83,000

Rogers Cantel, Inc. 9.375%, 6/1/08 ........      Baa        83         76,568

Rogers Communications, Inc. 8.875%,
7/15/07 ...................................      Ba         60         60,675
                                                                  -----------
                                                                      901,775
                                                                  -----------
MEXICO--2.1%
Pemex Finance Ltd. 9.69%, 8/15/09 .........      Baa        50         56,257

Pemex Finance Ltd. 6.30%, 5/15/10 .........      Aaa       500        501,560

Pemex Finance Ltd. 9.03%, 2/15/11 .........      Baa       470        534,475

Pemex Finance Ltd. 10.61%, 8/15/17 ........      Baa       450        588,087
                                                                  -----------
                                                                    1,680,379
                                                                  -----------
UNITED KINGDOM--0.7%
Abbey National plc 7.35%, 10/29/49(c) .....      Aa        100        102,627

Credit Suisse Group 144A 7.90%,
5/1/07(b)(c) ..............................      A         350        360,658

Terra Nova (U.K.) Holdings 7.20%,
8/15/07 ...................................      Baa        90         84,214
                                                                  -----------
                                                                      547,499
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,085,800)                                        3,129,653
-----------------------------------------------------------------------------


CONVERTIBLE BONDS--0.6%

COMPUTER STORAGE & PERIPHERALS--0.1%
Quantum Corp. Cv. 7%, 8/1/04 ..............       B         80         74,800

HEALTH CARE FACILITIES--0.1%
HEALTHSOUTH Corp. Cv. 3.25%, 4/1/03 .......      Ba         95         92,031

SEMICONDUCTORS--0.4%
Conexant Systems, Inc. Cv. 4%, 2/1/07 .....      B-(d)     138         89,355

LSI Logic Corp. Cv. 4%, 2/15/05 ...........      Ba        242        209,028
                                                                  -----------
                                                                      298,383
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $464,451)                                            465,214
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                        SHARES       VALUE
                                                       -------    -----------
PREFERRED STOCKS--0.4%

BANKS--0.4%
First Republic Bank Series A
Pfd. 144A 10.50%(b) ..................................   3,000    $   298,500
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $300,000)                                            298,500
-----------------------------------------------------------------------------


CONVERTIBLE PREFERRED STOCKS--0.1%

SPECIALTY STORES--0.1%
United Rentals Inc. Trust I Cv. Pfd. .................   1,350         55,856
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $56,818)                                              55,856
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.9%
(IDENTIFIED COST $71,192,409)                                      70,783,641
-----------------------------------------------------------------------------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------  -------    -----------
SHORT-TERM OBLIGATIONS--14.6%

FEDERAL AGENCY SECURITIES--14.0%
Freddie Mac 1.70%, 4/1/02 .................     AAA    $11,000    $11,000,000

REPURCHASE AGREEMENTS--0.6%
State Street Bank & Trust Co.
repurchase agreement, 0.65%
dated 3/28/02 due 4/1/02,
repurchase price $484,035
collateralized by U.S. Treasury
Bonds 4.625% to 5.125%,
12/31/02 to 2/28/03, market value
$494,746 ..................................                484        484,000
-----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $11,484,000)                                      11,484,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.5%
(IDENTIFIED COST $82,676,409)                                      82,267,641(a)

Other assets and liabilities, net--(4.5)%                          (3,538,189)
                                                                  -----------
NET ASSETS--100.0%                                                $78,729,452
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $774,870 and gross depreciation of $1,191,287 for federal income tax purposes. At March 31, 2002, the aggregate cost of securities for federal income tax purposes was $82,684,058.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2002, these securities amounted to a value of $3,276,087 or 4.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) As rated by Standard & Poors or Fitch.
(e) All or a portion segregated as collateral for TBA securities.


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $82,676,409)                                    $82,267,641
Cash                                                                     29,874
Receivables
   Interest                                                             811,413
   Fund shares sold                                                     174,803
   Investment securities sold                                            74,507
Prepaid expenses                                                            358
                                                                    -----------
     Total assets                                                    83,358,596
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    4,197,784
   Fund shares repurchased                                              284,374
   Distribution fee                                                      41,818
   Investment advisory fee                                               29,986
   Transfer agent fee                                                    12,184
   Financial agent fee                                                    7,934
   Trustees' fee                                                          6,034
   Payable to adviser                                                        62
Accrued expenses                                                         48,968
                                                                    -----------
     Total liabilities                                                4,629,144
                                                                    -----------
NET ASSETS                                                          $78,729,452
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $81,838,561
Accumulated net investment loss                                         (79,552)
Accumulated net realized loss                                        (2,620,789)
Net unrealized depreciation                                            (408,768)
                                                                    -----------
NET ASSETS                                                          $78,729,452
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $49,115,040)                   4,895,713
Net asset value and offering price per share                             $10.03

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $17,085,227)                   1,716,705
Net asset value per share                                                $ 9.95
Offering price per share $9.95/(1-4.75%)                                 $10.45

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $8,386,094)                      854,251
Net asset value and offering price per share                             $ 9.82

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $4,143,091)                      421,363
Net asset value and offering price per share                             $ 9.83


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 2,261,042
Dividends                                                                47,659
                                                                    -----------
     Total investment income                                          2,308,701
                                                                    -----------
EXPENSES
Investment advisory fee                                                 194,091
Distribution fee, Class A                                                21,385
Distribution fee, Class B                                                41,374
Distribution fee, Class C                                                20,466
Financial agent fee                                                      50,128
Transfer agent                                                           42,639
Registration                                                             27,617
Professional                                                             10,649
Custodian                                                                11,178
Trustees                                                                  8,445
Printing                                                                  6,039
Miscellaneous                                                             7,920
                                                                    -----------
     Total expenses                                                     441,931
     Less expenses borne by investment adviser                          (28,368)
     Custodian fees paid indirectly                                      (2,621)
                                                                    -----------
     Net expenses                                                       410,942
                                                                    -----------
NET INVESTMENT INCOME                                                 1,897,759
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized loss on securities                                      (2,323,061)
Net change in unrealized appreciation (depreciation) on
   investments                                                         (141,475)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (2,464,536)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (566,777)
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended
                                                                                    3/31/02         Year Ended
                                                                                  (Unaudited)        9/30/01
                                                                                  -----------       -----------
FROM OPERATIONS
   Net investment income (loss)                                                   $ 1,897,759       $ 4,111,529
   Net realized gain (loss)                                                        (2,323,061)          (87,628)
   Net change in unrealized appreciation (depreciation)                              (141,475)        1,424,868
                                                                                  -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (566,777)        5,448,769
                                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                  (1,642,848)       (2,769,948)
   Net investment income, Class A                                                    (576,755)         (767,943)
   Net investment income, Class B                                                    (263,294)         (311,389)
   Net investment income, Class C                                                    (128,855)         (176,262)
                                                                                  -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (2,611,752)       (4,025,542)
                                                                                  -----------       -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (410,410 and 1,276,355 shares, respectively)       4,196,653        13,270,239
   Net asset value of shares issued from reinvestment of distributions
     (155,368 and 260,508 shares, respectively)                                     1,581,948         2,689,580
   Cost of shares repurchased (310,889 and 832,955 shares, respectively)           (3,179,112)       (8,569,115)
                                                                                  -----------       -----------
Total                                                                               2,599,489         7,390,704
                                                                                  -----------       -----------
CLASS A
   Proceeds from sales of shares (550,411 and 1,515,183 shares, respectively)       5,640,389        15,638,816
   Net asset value of shares issued from reinvestment of distributions
     (31,983 and 40,304 shares, respectively)                                         323,123           413,944
   Cost of shares repurchased (348,894 and 798,016 shares, respectively)           (3,539,865)       (8,256,255)
                                                                                  -----------       -----------
Total                                                                               2,423,647         7,796,505
                                                                                  -----------       -----------
CLASS B
   Proceeds from sales of shares (180,322 and 528,881 shares, respectively)         1,818,880         5,423,019
   Net asset value of shares issued from reinvestment of distributions
     (13,711 and 14,051 shares, respectively)                                         136,883           143,468
   Cost of shares repurchased (92,569 and 97,526 shares, respectively)               (923,572)         (999,262)
                                                                                  -----------       -----------
Total                                                                               1,032,191         4,567,225
                                                                                  -----------       -----------
CLASS C
   Proceeds from sales of shares (131,186 and 232,592 shares, respectively)         1,318,697         2,381,528
   Net asset value of shares issued from reinvestment of distributions
     (9,633 and 11,786 shares, respectively)                                           96,275           120,311
   Cost of shares repurchased (93,832 and 64,594 shares, respectively)               (941,695)         (659,233)
                                                                                  -----------       -----------
Total                                                                                 473,277         1,842,606
                                                                                  -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        6,528,604        21,597,040
                                                                                  -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            3,350,075        23,020,267

NET ASSETS
   Beginning of period                                                             75,379,377        52,359,110
                                                                                  -----------       -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
     OF ($79,552) AND $634,441, RESPECTIVELY]                                     $78,729,452       $75,379,377
                                                                                  ===========       ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                       YEAR ENDED SEPTEMBER 30,
                                                3/31/02          ---------------------------------------------------------------
                                              (UNAUDITED)         2001          2000            1999           1998        1997
Net asset value, beginning of period            $10.44           $10.16        $10.35          $10.68         $10.47      $10.09
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.26             0.70(1)       0.77(1)         0.69(1)        0.56        0.62
   Net realized and unrealized gain (loss)       (0.32)            0.26         (0.18)          (0.31)          0.40        0.47
                                                ------           ------        ------          ------         ------      ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.06)            0.96          0.59            0.38           0.96        1.09
                                                ------           ------        ------          ------         ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.35)           (0.68)        (0.71)          (0.62)         (0.57)      (0.69)
   Dividends from net realized gains                --               --         (0.07)          (0.09)         (0.18)      (0.02)
                                                ------           ------        ------          ------         ------      ------
     TOTAL DISTRIBUTIONS                         (0.35)           (0.68)        (0.78)          (0.71)         (0.75)      (0.71)
                                                ------           ------        ------          ------         ------      ------
Change in net asset value                        (0.41)            0.28         (0.19)          (0.33)          0.21        0.38
                                                ------           ------        ------          ------         ------      ------
NET ASSET VALUE, END OF PERIOD                  $10.03           $10.44        $10.16          $10.35         $10.68      $10.47
                                                ======           ======        ======          ======         ======      ======
Total return                                     (0.68)%(4)        9.84%         6.17%           3.51%          9.44%      11.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $49,115          $48,448       $39,981         $34,853        $26,455      $8,922

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             0.81 %(3)(8)     0.84%(8)      0.90%(5)(8)     1.06%(5)(7)    1.66%       1.53%(5)
   Net investment income (loss)                   5.14 %(3)        6.79%         7.67%           6.60%          5.92%       6.31%
Portfolio turnover                                 151 %(4)         170%           74%             95%           112%      99.68%

                                                                           CLASS A
                                              ----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED               YEAR ENDED SEPTEMBER 30,        INCEPTION
                                                3/31/02          -------------------------------     7/1/98 TO
                                              (UNAUDITED)         2001        2000         1999       9/30/98
Net asset value, beginning of period            $10.37           $10.11      $10.29       $10.68      $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.24             0.67(1)     0.75(1)      0.59(1)     0.13(1)
   Net realized and unrealized gain (loss)       (0.32)            0.26       (0.18)       (0.33)      (0.07)
                                                ------           ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.08)            0.93        0.57         0.26        0.06
                                                ------           ------      ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.34)           (0.67)      (0.68)       (0.56)      (0.17)
   Dividends from net realized gains                --               --       (0.07)       (0.09)         --
                                                ------           ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.34)           (0.67)      (0.75)       (0.65)      (0.17)
                                                ------           ------      ------       ------      ------
Change in net asset value                        (0.42)            0.26       (0.18)       (0.39)      (0.11)
                                                ------           ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $ 9.95           $10.37      $10.11       $10.29      $10.68
                                                ======           ======      ======       ======      ======
Total return(2)                                  (0.88)%(4)        9.54%       5.84%        2.46%       0.53%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $17,085          $15,376      $7,335       $2,732        $348

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                          1.15 %(3)(9)     1.15%(9)    1.15%(9)     1.88%(7)    2.45%(3)
   Net investment income (loss)                   4.80 %(3)        6.42%       7.60%        5.80%       5.17%(3)
Portfolio turnover                                 151 %(4)         170%         74%          95%        112%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13%, 3.41% and 9.31% for the periods ended September 30, 2000, 1999 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.27%, 1.81%, 4.08% and 8.99% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999 and 1998, respectively.
(7) For the period ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) For the periods ended March 31, 2002, September 30, 2001 and September 30, 2000, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 0.82%, 0.85% and 0.91%, respectively.
(9) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.16%.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                              ----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED               YEAR ENDED SEPTEMBER 30,        INCEPTION
                                                3/31/02          -------------------------------     7/1/98 TO
                                              (UNAUDITED)         2001        2000         1999       9/30/98
Net asset value, beginning of period            $10.25           $10.04      $10.27       $10.67      $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.21             0.57(1)     0.68(1)      0.52(1)     0.11(1)
   Net realized and unrealized gain (loss)       (0.32)            0.28       (0.20)       (0.33)      (0.08)
                                                ------           ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.11)            0.85        0.48         0.19        0.03
                                                ------           ------      ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.32)           (0.64)      (0.64)       (0.50)      (0.15)
   Dividends from net realized gains                --               --       (0.07)       (0.09)         --
                                                ------           ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.32)           (0.64)      (0.71)       (0.59)      (0.15)
                                                ------           ------      ------       ------      ------
Change in net asset value                        (0.43)            0.21       (0.23)       (0.40)      (0.12)
                                                ------           ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $ 9.82           $10.25      $10.04       $10.27      $10.67
                                                ======           ======      ======       ======      ======
Total return(2)                                  (1.10)%(4)        8.67%       5.06%        1.67%       0.28%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $8,386           $7,713      $3,086       $1,593        $234

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                          1.90 %(3)(8)     1.90%(8)    1.90%(8)     2.62%(7)    3.20%(3)
   Net investment income (loss)                   4.05 %(3)        5.64%       6.83%        5.09%       4.42%(3)
Portfolio turnover                                 151 %(4)         170%         74%          95%        112%(4)

                                                                           CLASS C
                                              ----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED               YEAR ENDED SEPTEMBER 30,        INCEPTION
                                                3/31/02          -------------------------------     7/1/98 TO
                                              (UNAUDITED)         2001        2000         1999       9/30/98
Net asset value, beginning of period            $10.26           $10.06      $10.27       $10.67      $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.21             0.58(1)     0.69(1)      0.49(1)     0.10(1)
   Net realized and unrealized gain (loss)       (0.32)            0.26       (0.20)       (0.30)      (0.07)
                                                ------           ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.11)            0.84        0.49         0.19        0.03
                                                ------           ------      ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.32)           (0.64)      (0.63)       (0.50)      (0.15)
   Dividends from net realized gains                --               --       (0.07)       (0.09)         --
                                                ------           ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.32)           (0.64)      (0.70)       (0.59)      (0.15)
                                                ------           ------      ------       ------      ------
Change in net asset value                        (0.43)            0.20       (0.21)       (0.40)      (0.12)
                                                ------           ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $ 9.83           $10.26      $10.06       $10.27      $10.67
                                                ======           ======      ======       ======      ======
Total return(2)                                  (1.20)%(4)        8.65%       5.12%        1.66%       0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $4,143           $3,842      $1,957         $444        $439

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                          1.90 %(3)(8)     1.90%(8)    1.90%(8)     2.91%(7)    3.20%(3)
   Net investment income (loss)                   4.05 %(3)        5.69%       6.88%        4.71%       4.27%(3)
Portfolio turnover                                 151 %(4)         170%         74%          95%        112%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.16%, 2.35%, 3.08%, 5.67% and 15.79% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999, and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.54%, 2.78%, 4.08%, 9.50% and 11.22% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999 and 1998, respectively.
(7) For the periods ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.91%.

                        See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND

                          INVESTMENTS AT MARCH 31, 2002
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                     -------     ------------
COMMON STOCKS--83.8%

APPAREL RETAIL--8.3%
American Eagle Outfitters, Inc.(b) .........         192,560     $  4,769,711
Limited, Inc. (The) ........................         364,892        6,531,567
Talbots, Inc. (The) ........................         132,760        4,699,704
                                                                 ------------
                                                                   16,000,982
                                                                 ------------

APPLICATION SOFTWARE--2.8%
Electronic Arts, Inc.(b) ...................          88,320        5,369,856

BANKS--3.3%
Charter One Financial, Inc. ................         199,818        6,238,318
Zions Bancorp ..............................           4,350          257,824
                                                                 ------------
                                                                    6,496,142
                                                                 ------------

BIOTECHNOLOGY--2.8%
Genzyme Corp.(b) ...........................         123,900        5,410,713

BROADCASTING & CABLE TV--3.4%
Univision Communications, Inc. Class A(b) ..         156,730        6,582,660

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Jabil Circuit, Inc.(b) .....................         257,590        6,061,093

HEALTH CARE DISTRIBUTORS & SERVICES--3.0%
AmerisourceBergen Corp. ....................          85,800        5,860,140

HEALTH CARE EQUIPMENT--3.8%
Biomet, Inc. ...............................          69,670        1,885,270
St. Jude Medical, Inc.(b) ..................          70,490        5,438,304
                                                                 ------------
                                                                    7,323,574
                                                                 ------------

HOTELS--2.7%
Starwood Hotels & Resorts Worldwide, Inc. ..         137,450        5,169,495

HOUSEHOLD APPLIANCES--2.5%
Maytag Corp. ...............................         107,600        4,761,300

HOUSEHOLD PRODUCTS--2.9%
Clorox Co. (The) ...........................         129,570        5,653,139

HOUSEWARES & SPECIALTIES--2.3%
Newell Rubbermaid, Inc. ....................         136,870        4,374,365

INDUSTRIAL MACHINERY--5.9%
Danaher Corp. ..............................          66,280        4,707,205
SPX Corp.(b) ...............................          46,960        6,648,597
                                                                 ------------
                                                                   11,355,802
                                                                 ------------


                                                     SHARES          VALUE
                                                     -------     ------------
IT CONSULTING & SERVICES--2.0%
Affiliated Computer Services, Inc. Class A(b)         70,430     $  3,953,236

MOTORCYCLE MANUFACTURERS--2.7%
Harley-Davidson, Inc. ......................          95,240        5,250,581

NETWORKING EQUIPMENT--3.8%
Brocade Communications Systems, Inc.(b) ....         110,620        2,986,740
Juniper Networks, Inc.(b) ..................         341,030        4,303,799
                                                                 ------------
                                                                    7,290,539
                                                                 ------------

PHARMACEUTICALS--2.8%
Allergan, Inc. .............................          83,560        5,402,154

SEMICONDUCTOR EQUIPMENT--3.5%
Novellus Systems, Inc.(b) ..................         126,920        6,871,449

SEMICONDUCTORS--19.3%
Advanced Micro Devices, Inc.(b) ............         362,010        5,325,167
Altera Corp.(b) ............................         292,160        6,389,539
Atmel Corp.(b) .............................         547,680        5,553,475
LSI Logic Corp.(b) .........................         331,360        5,633,120
Micrel, Inc.(b) ............................         148,690        3,749,962
RF Micro Devices, Inc.(b) ..................         267,890        4,795,231
Semtech Corp.(b) ...........................         161,360        5,889,640
                                                                 ------------
                                                                   37,336,134
                                                                 ------------

SPECIALTY STORES--2.9%
Tiffany & Co. ..............................         158,220        5,624,721

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $157,401,012)                                    162,148,075
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS--9.3%

COMPUTER STORAGE & PERIPHERALS--2.7%
ATI Technologies, Inc. (Canada)(b) .........         393,630        5,274,642

PHARMACEUTICALS--2.9%
Biovail Corp. (Canada)(b) ..................         111,110        5,553,278

SEMICONDUCTORS--3.7%
Marvell Technology Group Ltd. (Bermuda)(b) .         165,040        7,228,752

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,344,169)                                      18,056,672
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $171,745,181)                                    180,204,747
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------

SHORT-TERM OBLIGATIONS--8.6%

REPURCHASE AGREEMENTS--8.6%
State Street Bank & Trust Co. repurchase
agreement 0.65%, dated 3/28/02 due 4/01/02,
repurchase price $16,672,204 collateralized by
U.S. Treasury Note 5.125%, 12/31/02,
market value $17,007,426 ...................         $16,671     $ 16,671,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $16,671,000)                                      16,671,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.7%
(IDENTIFIED COST $188,416,181)                                    196,875,747(a)

Other assets and liabilities, net--(1.7)%                          (3,269,607)
                                                                 ------------
NET ASSETS--100.0%                                               $193,606,140
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,934,825 and gross depreciation of $9,475,259 for federal income tax purposes. At March 31, 2002, the aggregate cost of securities for federal income tax purposes was $188,416,181.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $188,416,181)                                 $196,875,747
Cash                                                                       604
Receivables
   Fund shares sold                                                  1,307,222
   Investment securities sold                                          438,880
   Dividends and interest                                                8,588
   Receivable from adviser                                               2,562
Prepaid expenses                                                           889
                                                                  ------------
     Total assets                                                  198,634,492
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   4,303,407
   Fund shares repurchased                                             252,975
   Distribution fee                                                    235,960
   Investment advisory fee                                             129,743
   Transfer agent fee                                                   40,756
   Financial agent fee                                                  13,978
   Trustees' fee                                                         6,133
Accrued expenses                                                        45,400
                                                                  ------------
     Total liabilities                                               5,028,352
                                                                  ------------
NET ASSETS                                                        $193,606,140
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $230,203,210
Accumulated net investment loss                                     (1,166,045)
Accumulated net realized loss                                      (43,890,591)
Net unrealized appreciation                                          8,459,566
                                                                  ------------
NET ASSETS                                                        $193,606,140
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $18,985,088)                  1,011,468
Net asset value and offering price per share                            $18.77

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $96,404,653)                  5,236,326
Net asset value per share                                               $18.41
Offering price per share $18.41/(1-5.75%)                               $19.53

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $33,170,619)                  1,866,671
Net asset value and offering price per share                            $17.77

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $45,045,780)                  2,535,228
Net asset value and offering price per share                            $17.77


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $   205,616
Interest                                                                54,450
                                                                   -----------
     Total investment income                                           260,066
                                                                   -----------
EXPENSES
Investment advisory fee                                                685,172
Distribution fee, Class A                                              107,149
Distribution fee, Class B                                              146,705
Distribution fee, Class C                                              194,602
Financial agent fee                                                     84,066
Transfer agent                                                         152,853
Registration                                                            31,525
Printing                                                                21,722
Professional                                                            12,496
Custodian                                                               10,056
Trustees                                                                 8,542
Miscellaneous                                                           13,283
                                                                   -----------
     Total expenses                                                  1,468,171
     Less expenses borne by investment adviser                         (42,060)
                                                                   -----------
     Net expenses                                                    1,426,111
                                                                   -----------
NET INVESTMENT LOSS                                                 (1,166,045)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (12,383,907)
Net change in unrealized appreciation (depreciation) on
   investments                                                      40,614,173
                                                                   -----------
NET GAIN ON INVESTMENTS                                             28,230,266
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $27,064,221
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                     3/31/02           Year Ended
                                                                                                   (Unaudited)           9/30/01
                                                                                                   ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $ (1,166,045)      $ (1,518,265)
   Net realized gain (loss)                                                                         (12,383,907)       (31,412,506)
   Net change in unrealized appreciation (depreciation)                                              40,614,173        (48,619,393)
                                                                                                   ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       27,064,221        (81,550,164)
                                                                                                   ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class X                                                                    --         (1,280,655)
   Net realized short-term gains, Class A                                                                    --         (3,636,707)
   Net realized short-term gains, Class B                                                                    --         (1,295,626)
   Net realized short-term gains, Class C                                                                    --         (1,543,099)
   Net realized long-term gains, Class X                                                                     --           (498,795)
   Net realized long-term gains, Class A                                                                     --         (1,416,473)
   Net realized long-term gains, Class B                                                                     --           (504,626)
   Net realized long-term gains, Class C                                                                     --           (601,570)
                                                                                                   ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                                 --        (10,777,551)
                                                                                                   ------------       ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (154,230 and 211,221 shares, respectively)                           2,786,634          4,937,511
   Net asset value of shares issued from reinvestment of distributions
     (0 and 74,271 shares, respectively)                                                                     --          1,683,726
   Cost of shares repurchased (47,381 and 119,042 shares, respectively)                                (829,930)        (2,742,193)
                                                                                                   ------------       ------------
Total                                                                                                 1,956,704          3,879,044
                                                                                                   ------------       ------------
CLASS A
   Proceeds from sales of shares (2,026,446 and 3,557,208 shares, respectively)                      35,916,996         78,486,634
   Net asset value of shares issued from reinvestment of distributions
     (0 and 136,067 shares, respectively)                                                                    --          3,035,674
   Cost of shares repurchased (1,098,869 and 1,015,689 shares, respectively)                        (19,420,498)       (21,198,122)
                                                                                                   ------------       ------------
Total                                                                                                16,496,498         60,324,186
                                                                                                   ------------       ------------
CLASS B
   Proceeds from sales of shares (407,209 and 1,165,895 shares, respectively)                         7,014,862         25,546,790
   Net asset value of shares issued from reinvestment of distributions
     (0 and 69,791 shares, respectively)                                                                     --          1,517,258
   Cost of shares repurchased (115,445 and 188,526 shares, respectively)                             (1,984,897)        (3,675,032)
                                                                                                   ------------       ------------
Total                                                                                                 5,029,965         23,389,016
                                                                                                   ------------       ------------
CLASS C
   Proceeds from sales of shares (792,817 and 1,581,684 shares, respectively)                        13,686,768         34,919,468
   Net asset value of shares issued from reinvestment of distributions
     (0 and 86,734 shares, respectively)                                                                     --          1,884,681
   Cost of shares repurchased (325,921 and 205,773 shares, respectively)                             (5,630,291)        (4,329,817)
                                                                                                   ------------       ------------
Total                                                                                                 8,056,477         32,474,332
                                                                                                   ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         31,539,644        120,066,578
                                                                                                   ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             58,603,865         27,738,863

NET ASSETS
   Beginning of period                                                                              135,002,275        107,263,412
                                                                                                   ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($1,166,045) AND $0,
     RESPECTIVELY]                                                                                 $193,606,140       $135,002,275
                                                                                                   ============       ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED SEPTEMBER 30,
                                                3/31/02          -------------------------------------------------------------
                                              (UNAUDITED)         2001            2000          1999         1998        1997
Net asset value, beginning of period            $15.70           $31.18          $17.78        $13.81       $16.47      $14.97
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  (0.08)(1)        (0.14)(1)       (0.19)(1)     (0.21)(1)    (0.23)(1)   (0.17)
   Net realized and unrealized gain (loss)        3.15           (12.91)          15.65          4.72        (0.58)       1.84
                                                ------           ------          ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             3.07           (13.05)          15.46          4.51        (0.81)       1.67
                                                ------           ------          ------        ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income             --               --              --            --           --       (0.07)
   Dividends from net realized gains                --            (2.43)          (2.06)        (0.54)       (1.85)      (0.10)
                                                ------           ------          ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                            --            (2.43)          (2.06)        (0.54)       (1.85)      (0.17)
                                                ------           ------          ------        ------       ------      ------
Change in net asset value                         3.07           (15.48)          13.40          3.97        (2.66)       1.50
                                                ------           ------          ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $18.77           $15.70          $31.18        $17.78       $13.81      $16.47
                                                ======           ======          ======        ======       ======      ======
Total return                                     19.55 %(7)      (44.25)%         91.81 %       33.02 %      (4.22)%     11.39 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $18,985          $14,198         $23,016       $10,640       $8,940      $9,390

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.15 %(3)(6)     1.15 %(3)(5)    1.27 %(3)     1.96 %       2.10 %(3)   1.74 %(3)
   Net investment income (loss)                  (0.85)%(6)       (0.61)%         (0.72)%       (1.27)%      (1.49)%     (0.97)%
Portfolio turnover                                  76 %(7)          96 %           124 %         192 %        206 %    283.60 %

                                                                                      CLASS A
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED SEPTEMBER 30,
                                                3/31/02          -------------------------------------------------------------
                                              (UNAUDITED)         2001            2000          1999         1998        1997
Net asset value, beginning of period            $15.41           $30.75          $17.60        $13.75       $16.49      $14.94
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  (0.10)(1)        (0.19)(1)       (0.24)(1)     (0.31)(1)    (0.30)(1)   (0.25)
   Net realized and unrealized gain (loss)        3.10           (12.72)          15.45          4.70        (0.59)       1.90
                                                ------           ------          ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             3.00           (12.91)          15.21          4.39        (0.89)       1.65
                                                ------           ------          ------        ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income             --               --              --            --           --          --
   Dividends from net realized gains                --            (2.43)          (2.06)        (0.54)       (1.85)      (0.10)
                                                ------           ------          ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                            --            (2.43)          (2.06)        (0.54)       (1.85)      (0.10)
                                                ------           ------          ------        ------       ------      ------
Change in net asset value                         3.00           (15.34)          13.15          3.85        (2.74)       1.55
                                                ------           ------          ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $18.41           $15.41          $30.75        $17.60       $13.75      $16.49
                                                ======           ======          ======        ======       ======      ======
Total return(2)                                  19.47 %(7)      (44.42)%         91.30 %       32.27 %      (4.74)%     11.25 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $96,405          $66,411         $50,150        $6,457       $3,666      $2,419

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.40 %(4)(6)     1.40 %(4)(5)    1.47 %(4)     2.51 %       2.70 %(4)   2.37 %(4)
   Net investment income (loss)                  (1.10)%(6)       (0.86)%         (0.91)%       (1.81)%      (1.95)%     (1.60)%
Portfolio turnover                                  76 %(7)          96 %           124 %         192 %        206 %    283.60 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.19%, 1.22%, 1.43%, 2.38% and 2.77% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1998 and 1997, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.41%, 1.40%, 1.59%, 2.74% and 4.32% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1998 and 1997, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                              ----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED               YEAR ENDED SEPTEMBER 30,        INCEPTION
                                                3/31/02          -------------------------------     7/1/98 TO
                                              (UNAUDITED)         2001         2000         1999      9/30/98
Net asset value, beginning of period            $14.93           $30.09       $17.41      $13.73      $17.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.16)           (0.34)       (0.45)      (0.47)      (0.09)
   Net realized and unrealized gain (loss)        3.00           (12.39)       15.19        4.69       (3.33)
                                                ------           ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             2.84           (12.73)       14.74        4.22       (3.42)
                                                ------           ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income             --               --           --          --          --
   Dividends from net realized gains                --            (2.43)       (2.06)      (0.54)         --
                                                ------           ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                            --            (2.43)       (2.06)      (0.54)         --
                                                ------           ------       ------      ------      ------
Change in net asset value                         2.84           (15.16)       12.68        3.68       (3.42)
                                                ------           ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                  $17.77           $14.93       $30.09      $17.41      $13.73
                                                ======           ======       ======      ======      ======
Total return(2)                                  19.02 %(4)      (44.83)%      89.49 %     31.05 %    (19.94)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $33,171          $23,519      $15,879      $1,676        $145

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                          2.15 %(3)        2.15 %(7)    2.29 %       3.45 %     3.45 %(3)
   Net investment income (loss)                  (1.85)%(3)       (1.61)%      (1.73)%      (2.78)%    (2.45)%(3)
Portfolio turnover                                  76 %(4)          96 %        124 %        192 %      206 %(4)


                                                                           CLASS C
                                              -----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED              YEAR ENDED SEPTEMBER 30,         INCEPTION
                                                3/31/02       -----------------------------------     7/1/98 TO
                                              (UNAUDITED)      2001         2000         1999         9/30/98
Net asset value, beginning of period            $14.93        $30.08          $17.40       $13.72      $17.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.15)        (0.34)          (0.45)       (0.47)      (0.09)
   Net realized and unrealized gain (loss)        2.99        (12.38)          15.19         4.69       (3.34)
                                                ------        ------          ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             2.84        (12.72)          14.74         4.22       (3.43)
                                                ------        ------          ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income             --            --              --           --          --
   Dividends from net realized gains                --         (2.43)          (2.06)       (0.54)         --
                                                ------        ------          ------       ------      ------
     TOTAL DISTRIBUTIONS                            --         (2.43)          (2.06)       (0.54)         --
                                                ------        ------          ------       ------      ------
Change in net asset value                         2.84        (15.15)          12.68         3.68       (3.43)
                                                ------        ------          ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $17.77        $14.93          $30.08       $17.40      $13.72
                                                ======        ======          ======       ======      ======
Total return(2)                                  19.02 %(4)   (44.81)%         89.54 %      31.07 %    (20.00)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $45,046       $30,874         $18,218         $975        $103

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                          2.11 %(3)     2.15 %(6)(7)    2.25 %(6)    3.45 %(6)   3.45 %(3)(6)
   Net investment income (loss)                  (1.81)%(3)    (1.61)%         (1.68)%      (2.78)%     (2.44)%(3)
Portfolio turnover                                  76 %(4)       96 %           124 %        192 %       206 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.34%, 2.70%, 6.33% and 20.80% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.20%, 2.65%, 9.03% and 21.14% for the periods ended September 30, 2001, 2000, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                          INVESTMENTS AT MARCH 31, 2002
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                      ------     -----------
COMMON STOCKS--83.9%

REAL ESTATE INVESTMENT TRUSTS--63.7%

DIVERSIFIED--4.8%
iStar Financial, Inc. ......................          39,450     $ 1,140,105

INDUSTRIAL/OFFICE--10.6%

MIXED--2.4%
Reckson Associates Realty Corp. ............          23,050         568,413

OFFICE--8.2%
Arden Realty, Inc. .........................          17,000         482,800
Equity Office Properties Trust .............          33,445       1,003,016
Mack-Cali Realty Corp. .....................          13,150         456,042
                                                                 -----------
                                                                   1,941,858
                                                                 -----------
----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                            2,510,271
----------------------------------------------------------------------------

MORTGAGE--9.4%

HOME FINANCING--9.4%
Apex Mortgage Capital, Inc. ................          82,900         960,811
Redwood Trust, Inc. ........................          46,500       1,266,195
----------------------------------------------------------------------------
TOTAL MORTGAGE                                                     2,227,006
----------------------------------------------------------------------------

RESIDENTIAL--34.2%

APARTMENTS--26.1%
Archstone Smith Trust ......................          32,546         871,907
Avalonbay Communities, Inc. ................          20,850       1,038,330
BRE Properties, Inc. Class A ...............          26,800         871,268
Equity Residential Properties Trust ........          27,400         787,476
Essex Property Trust, Inc. .................          17,750         926,195
Post Properties, Inc. ......................          32,700       1,098,720
United Dominion Realty Trust, Inc. .........          37,500         594,000
                                                                 -----------
                                                                   6,187,896
                                                                 -----------

MANUFACTURED HOMES--8.1%
Chateau Communities, Inc. ..................          34,100         979,693
Manufactured Home Communities, Inc. ........          28,200         930,600
                                                                 -----------
                                                                   1,910,293
                                                                 -----------
----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                  8,098,189
----------------------------------------------------------------------------


                                                      SHARES        VALUE
                                                      ------     -----------
RETAIL--4.7%

REGIONAL MALLS--4.7%
Simon Property Group, Inc. .................          34,115     $ 1,113,172
----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $12,909,406)                                     15,088,743
----------------------------------------------------------------------------


REAL ESTATE OPERATING COMPANIES--2.1%

DIVERSIFIED--2.1%
Northstar Capital Investment Corp.
144A(b)(c)(d) ..............................          35,000         490,000
----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $720,625)                                           490,000
----------------------------------------------------------------------------

BANKS--9.7%
Bay View Capital Corp. .....................         148,404       1,015,084
Wells Fargo & Co. ..........................          26,300       1,299,220
                                                                 -----------
(Identified cost $1,923,913)                                       2,314,304
                                                                 -----------

DIVERSIFIED FINANCIAL SERVICES--8.4%
Freddie Mac ................................          15,000         950,550
J.P. Morgan Chase & Co. ....................          29,500       1,051,675
                                                                 -----------
(Identified cost $2,099,475)                                       2,002,225
                                                                 -----------
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $17,653,419)                                     19,895,272
----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                      SHARES        VALUE
                                                      ------     -----------
CONVERTIBLE PREFERRED STOCKS--13.7%

REAL ESTATE INVESTMENT TRUSTS--8.8%

INDUSTRIAL/OFFICE--8.8%

MIXED--4.0%
Reckson Associates Realty Corp. Series A
Cv. Pfd. 7.625% ............................          39,000     $   947,700

OFFICE--4.8%
Glenborough Realty Trust, Inc. Series A
Cv. Pfd. 7.75% .............................          50,950       1,123,447

----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $1,864,227)                                       2,071,147
----------------------------------------------------------------------------

MULTI-UTILITIES--4.9%
William Cos., Inc. Cv. Pfd. 9%
(Identified Cost $1,070,375) ...............          45,500       1,166,165
----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $2,934,602)                                       3,237,312
----------------------------------------------------------------------------


TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $20,588,021)                                     23,132,584(a)

Other assets and liabilities, net--2.4%                              567,446
                                                                 -----------
NET ASSETS--100.0%                                               $23,700,030
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,787,134 and gross depreciation of $535,899 for federal income tax purposes. At March 31, 2002, the aggregate cost of securities for federal income tax purposes was $20,881,349.
(b) Non income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2002, these securities amounted to a value of $490,000 or 2.1% of net assets.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $20,588,021)                                   $23,132,584
Receivables
   Investment securities sold                                        1,880,627
   Dividends                                                           218,035
   Fund shares sold                                                     10,331
Prepaid expenses                                                           106
                                                                   -----------
     Total assets                                                   25,241,683
                                                                   -----------
LIABILITIES
Payables
   Cash overdraft                                                    1,268,833
   Fund shares repurchased                                             185,000
   Investment advisory fee                                              15,497
   Transfer agent fee                                                   12,295
   Trustees' fee                                                         6,133
   Distribution fee                                                      5,101
   Financial agent fee                                                   4,541
   Payable to adviser                                                    2,500
Accrued expenses                                                        41,753
                                                                   -----------
     Total liabilities                                               1,541,653
                                                                   -----------
NET ASSETS                                                         $23,700,030
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $22,104,696
Undistributed net investment income                                    162,385
Accumulated net realized loss                                       (1,111,614)
Net unrealized appreciation                                          2,544,563
                                                                   -----------
NET ASSETS                                                         $23,700,030
                                                                   ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $19,201,640)                  1,381,450
Net asset value and offering price per share                            $13.90

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,958,285)                     218,022
Net asset value per share                                               $13.57
Offering price per share $13.57/(1-5.75%)                               $14.40

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $812,283)                        60,098
Net asset value and offering price per share                            $13.52

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $727,822)                        53,867
Net asset value and offering price per share                            $13.51


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $  780,055
Interest                                                                 5,890
                                                                    ----------
     Total investment income                                           785,945
                                                                    ----------
EXPENSES
Investment advisory fee                                                100,170
Distribution fee, Class A                                                3,175
Distribution fee, Class B                                                3,284
Distribution fee, Class C                                                3,174
Financial agent fee                                                     27,574
Transfer agent                                                          38,121
Registration                                                            24,663
Professional                                                             9,214
Trustees                                                                 8,542
Printing                                                                 4,205
Custodian                                                                3,844
Miscellaneous                                                            4,235
                                                                    ----------
     Total expenses                                                    230,201
     Less expenses borne by investment adviser                         (21,288)
                                                                    ----------
     Net expenses                                                      208,913
                                                                    ----------
NET INVESTMENT INCOME                                                  577,032
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                        978,134
Net change in unrealized appreciation (depreciation) on
   investments                                                       1,263,913
                                                                    ----------
NET GAIN ON INVESTMENTS                                              2,242,047
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,819,079
                                                                    ==========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended
                                                                                    3/31/02           Year Ended
                                                                                  (Unaudited)           9/30/01
                                                                                  -----------         -----------
FROM OPERATIONS
   Net investment income (loss)                                                   $   577,032         $   636,484
   Net realized gain (loss)                                                           978,134             367,999
   Net change in unrealized appreciation (depreciation)                             1,263,913             745,168
                                                                                  -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      2,819,079           1,749,651
                                                                                  -----------         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                    (418,096)           (527,989)
   Net investment income, Class A                                                     (33,109)            (43,015)
   Net investment income, Class B                                                      (6,461)             (7,350)
   Net investment income, Class C                                                      (5,979)             (7,319)
                                                                                  -----------         -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (463,645)           (585,673)
                                                                                  -----------         -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (230,913 and 131,659 shares, respectively)         2,975,938           1,571,755
   Net asset value of shares issued from reinvestment of distributions
     (30,180 and 42,197 shares, respectively)                                         398,820             507,375
   Cost of shares repurchased (254,596 and 204,805 shares, respectively)           (3,489,202)         (2,466,963)
                                                                                  -----------         -----------
Total                                                                                (114,444)           (387,833)
                                                                                  -----------         -----------
CLASS A
   Proceeds from sales of shares (106,511 and 128,165 shares, respectively)         1,355,017           1,521,991
   Net asset value of shares issued from reinvestment of distributions
     (2,180 and 3,019 shares, respectively)                                            28,115              35,640
   Cost of shares repurchased (86,313 and 58,698 shares, respectively)             (1,087,078)           (679,131)
                                                                                  -----------         -----------
Total                                                                                 296,054             878,500
                                                                                  -----------         -----------
CLASS B
   Proceeds from sales of shares (18,757 and 24,894 shares, respectively)             236,307             297,623
   Net asset value of shares issued from reinvestment of distributions
     (482 and 613 shares, respectively)                                                 6,175               7,223
   Cost of shares repurchased (4,222 and 5,035 shares, respectively)                  (53,426)            (60,239)
                                                                                  -----------         -----------
Total                                                                                 189,056             244,607
                                                                                  -----------         -----------
CLASS C
   Proceeds from sales of shares (15,843 and 21,164 shares, respectively)             194,371             250,226
   Net asset value of shares issued from reinvestment of distributions
     (347 and 457 shares, respectively)                                                 4,457               5,391
   Cost of shares repurchased (5,058 and 7,148 shares, respectively)                  (62,452)            (84,079)
                                                                                  -----------         -----------
Total                                                                                 136,376             171,538
                                                                                  -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          507,042             906,812
                                                                                  -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            2,862,476           2,070,790

NET ASSETS
   Beginning of period                                                             20,837,554          18,766,764
                                                                                  -----------         -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS) OF $162,385 AND $48,998 RESPECTIVELY]                                 $23,700,030         $20,837,554
                                                                                  ===========         ===========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED SEPTEMBER 30,
                                                3/31/02          -------------------------------------------------------------
                                              (UNAUDITED)         2001            2000          1999         1998        1997
Net asset value, beginning of period            $12.62           $11.89          $ 9.69        $11.11       $14.71      $11.10
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.34(1)          0.42(1)         0.34(1)       0.47(1)      0.54        0.13
   Net realized and unrealized gain (loss)        1.20             0.69            2.35         (1.20)       (3.10)       3.77
                                                ------           ------          ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             1.54             1.11            2.69         (0.73)       (2.56)       3.90
                                                ------           ------          ------        ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.26)           (0.38)          (0.49)        (0.44)       (0.46)      (0.28)
   Dividends from net realized gains                --               --              --         (0.25)       (0.58)      (0.01)
                                                ------           ------          ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.26)           (0.38)          (0.49)        (0.69)       (1.04)      (0.29)
                                                ------           ------          ------        ------       ------      ------
Change in net asset value                         1.28             0.73            2.20         (1.42)       (3.60)       3.61
                                                ------           ------          ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $13.90           $12.62          $11.89        $ 9.69       $11.11      $14.71
                                                ======           ======          ======        ======       ======      ======
   Total return                                  12.33%(4)         9.52%          29.00%        (6.66)%     (18.33)%     35.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $19,202          $17,349         $16,713       $17,346      $21,794     $28,193

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.50%(3)         1.59%(7)        1.79%         1.66 %       1.47 %      1.99%(5)
   Net investment income (loss)                   5.15%(3)         3.49%           3.35%         4.50 %       4.14 %      2.38%
Portfolio turnover                               76%(4)              40%             65%            5 %         53 %     75.68%

                                                                                      CLASS A
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                               YEAR ENDED SEPTEMBER 30,
                                                3/31/02          -------------------------------------------------------------
                                              (UNAUDITED)         2001            2000          1999         1998        1997
Net asset value, beginning of period            $12.32           $11.67          $ 9.54        $11.00       $14.68      $11.08
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.24(1)       0.25(1)            0.21(1)       0.32(1)      0.35        0.03
   Net realized and unrealized gain (loss)        1.18             0.67            2.30         (1.19)       (3.08)       3.78
                                                ------           ------          ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             1.42             0.92            2.51         (0.87)       (2.73)       3.81
                                                ------           ------          ------        ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.17)           (0.27)          (0.38)        (0.34)       (0.37)      (0.20)
   Dividends from net realized gains                --               --              --         (0.25)       (0.58)      (0.01)
                                                ------           ------          ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.17)           (0.27)          (0.38)        (0.59)       (0.95)      (0.21)
                                                ------           ------          ------        ------       ------      ------
Change in net asset value                         1.25             0.65            2.13         (1.46)       (3.68)       3.60
                                                ------           ------          ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $13.57           $12.32          $11.67        $ 9.54       $11.00      $14.68
                                                ======           ======          ======        ======       ======      ======
Total return(2)                                  11.58%(4)         7.96%          27.40%        (7.97)%     (19.52)%     35.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $2,958           $2,410          $1,437          $919       $1,357      $3,176

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             2.85%(3)         3.05%(6)(7)     3.05%(6)      3.05 %(6)    2.76 %      2.91%(6)
   Net investment income (loss)                   3.92%(3)         2.11%           2.11%         3.13 %       2.45 %      1.37%
Portfolio turnover                                  76%(4)           40%             65%            5 %         53 %     75.68%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99% for the period ended September 30, 1997.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.18%, 4.28%, 4.27% and 3.79% for the periods ended September 30, 2001, 2000, 1999 and 1997, respectively.
(7) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.60% for Class X and the ratio would not significantly differ for Class A.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                              ----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED               YEAR ENDED SEPTEMBER 30,        INCEPTION
                                                3/31/02          -------------------------------     7/1/98 TO
                                              (UNAUDITED)         2001         2000         1999      9/30/98
Net asset value, beginning of period            $12.28           $11.66       $ 9.55      $11.01      $12.58
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.19(1)          0.17(1)      0.12(1)     0.29(1)     0.07
   Net realized and unrealized gain (loss)        1.17             0.65         2.31       (1.22)      (1.58)
                                                ------           ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             1.36             0.82         2.43       (0.93)      (1.51)
                                                ------           ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.12)           (0.20)       (0.32)      (0.28)      (0.06)
   Dividends from net realized gains                --               --           --       (0.25)         --
                                                ------           ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                         (0.12)           (0.20)       (0.32)      (0.53)      (0.06)
                                                ------           ------       ------      ------      ------
Change in net asset value                         1.24             0.62         2.11       (1.46)      (1.57)
                                                ------           ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                  $13.52           $12.28       $11.66      $ 9.55      $11.01
                                                ======           ======       ======      ======      ======
Total return(2)                                  11.04%(4)         7.21%       26.37%      (8.59)%    (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $812             $554         $287        $197         $91

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                          3.80%(3)         3.80%(7)     3.80%       3.80 %      3.80 %(3)
   Net investment income (loss)                   3.05%(3)         1.43%        1.19%       2.79 %      2.50 %(3)
Portfolio turnover                                  76%(4)           40%          65%          5 %        53 %(4)


                                                                           CLASS C
                                              -----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED              YEAR ENDED SEPTEMBER 30,         INCEPTION
                                                3/31/02       -----------------------------------    7/1/98 TO
                                              (UNAUDITED)      2001            2000         1999      9/30/98
Net asset value, beginning of period            $12.28        $11.66          $ 9.55       $11.01      $12.58
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.19(1)       0.16(1)         0.14(1)      0.29(1)     0.07
   Net realized and unrealized gain (loss)        1.16          0.66            2.29        (1.22)      (1.58)
                                                ------        ------          ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             1.35          0.82            2.43        (0.93)      (1.51)
                                                ------        ------          ------       ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income          (0.12)        (0.20)          (0.32)       (0.28)      (0.06)
   Dividends from net realized gains                --            --              --        (0.25)         --
                                                ------        ------          ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.12)        (0.20)          (0.32)       (0.53)      (0.06)
                                                ------        ------          ------       ------      ------
Change in net asset value                         1.23          0.62            2.11        (1.46)      (1.57)
                                                ------        ------          ------       ------      ------
NET ASSET VALUE, END OF PERIOD                  $13.51        $12.28          $11.66       $ 9.55      $11.01
                                                ======        ======          ======       ======      ======
Total return(2)                                  11.13%(4)      7.12%          26.37%       (8.58)%    (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $728          $525            $329         $200         $88

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                          3.80%(3)      3.80%(7)        3.80%        3.80 %      3.80 %(3)
   Net investment income (loss)                   2.93%(3)      1.38%           1.36%        2.80 %      2.44 %(3)
Portfolio turnover                                  76%(4)        40%             65%           5 %        53 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.03%, 9.33%, 15.48%, 18.50% and 22.08% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.16%, 9.18%, 13.58%, 19.95% and 22.93% for the periods ended March 31, 2002,
    September 30, 2001, 2000, 1999 and 1998, respectively.
(7) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 3.81%.

                        See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. Shares of the Trust are divided into three series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund and Phoenix-Seneca Real Estate Securities Fund. Each Fund has distinct investment objectives. Bond Fund is a diversified Fund and seeks to generate a high level of current income and capital appreciation. Mid-Cap "EDGE"(SM) Fund is a diversified Fund and seeks to achieve long-term capital appreciation. Real Estate Securities Fund is a non-diversified Fund and seeks to emphasize capital appreciation and income equally.

   Each Fund offers Class X, Class A, Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Mid-Cap "EDGE"(SM) Fund and Real Estate Securities Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective October 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED) (CONTINUED)


as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At March 31, 2002, the Trust had no forward currency contracts.


G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At March 31, 2002, the Trust had no options.


H. EXPENSES:

   Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.


I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.


J. WHEN-ISSUED AND DELAYED TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on when-issued or delayed delivery basis begin earning interest on the settlement date.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY
TRANSACTIONS

   Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for services to the Trust, the Adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                                      Adviser
                                                                        Fee
                                                                      -------
Bond Fund ..........................................................   0.50%
Mid-Cap "EDGE"(SM) Fund ............................................   0.80%
Real Estate Securities Fund ........................................   0.85%

   The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED) (CONTINUED)


   Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended March 31, 2002, financial agent fees were $161,768, of which PEPCO received $54,699. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

   The Adviser has agreed to waive or reimburse each Fund's operating expenses until January 31, 2003, to the extent that such expenses exceed the following percentages of average annual net assets:

                                    Class X     Class A     Class B     Class C
                                    -------     -------     -------     -------
Bond Fund .........................  0.90%       1.15%        1.90%       1.90%
Mid-Cap "EDGE"(SM) Fund ...........  1.15%       1.40%        2.15%       2.15%
Real Estate Securities Fund .......  2.35%       3.05%        3.80%       3.80%

   PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $24,362 for Class A shares for the six months ended March 31, 2002. Deferred sales charges retained by PEPCO for the six months ended March 31, 2002 were $53,877 for Class B shares and $8,978 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended March 31, 2002, $350,971 was retained by the Distributor, $185,641 was paid out to unaffiliated participants and $4,702 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 2002, transfer agent fees were $233,613, of which PEPCO retained $30,907, which is net of fees paid to State Street.

   For the six months ended March 31, 2002, the Trust paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions of $6,965 in connection with portfolio transactions effected by it.

   At March 31, 2002, PNX and affiliates held Phoenix-Seneca Funds shares which aggregated the following:
                                                                     Aggregate
                                                                     Net Asset
                                                           Shares      Value
                                                           ------    ---------
Bond Fund, Class A .....................................   11,909    $118,495
Bond Fund, Class B .....................................   11,734     115,228
Bond Fund, Class C .....................................   11,715     115,158
Mid-Cap "EDGE"(SM) Fund, Class B .......................    7,389     131,306
Mid-Cap "EDGE"(SM) Fund, Class C .......................    7,390     131,320
Real Estate Securities Fund, Class B ...................    8,911     120,477
Real Estate Securities Fund, Class C ...................    8,912     120,401


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended March 31, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                   Purchases           Sales
                                                 ------------      ------------
Bond Fund .....................................  $ 40,318,252      $ 24,325,814
Mid-Cap "EDGE"(SM) Fund .......................   145,735,526       118,133,030
Real Estate Securities Fund ...................    17,303,672        16,378,539

   Purchases and sales of long-term U.S. Government and agency securities during the six months ended March 31, 2002, aggregated $65,668,839 and $85,589,784, respectively, for the Bond Fund.

   Written call option activity for the six months ended March 31, 2002 aggregated the following:

                                                  Real Estate Securities Fund
                                                  ---------------------------
                                                      Number of     Amount of
                                                       Options      Premiums
                                                      ---------     ---------
Options outstanding at September 30, 2001                 --         $    --
Options written                                          150          11,925
Options expired                                           --              --
Options exercised                                       (150)        (11,925)
                                                        ----         -------
Options outstanding at March 31, 2002                     --              --
                                                        ====         =======


4. CREDIT RISK AND CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.


5. OTHER

   As of March 31, 2002, the funds had omnibus shareholder accounts, comprised of several individual shareholders, which individually amounted to more than 10% of the total shares outstanding. None of the accounts are affiliated with PNX.

                                                 Number of         % of Shares
                                                  Accounts         Outstanding
                                            ------------------     -----------
Mid-Cap "EDGE"(SM) Fund ..................  2 Omnibus Accounts          28%
Real Estate Securities Fund ..............  1 Omnibus Account           52%

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED) (CONTINUED)


6. CAPITAL LOSS CARRYOVERS

   At September 30, 2001, the following funds have capital loss carryovers which may be used to offset future capital gains.

                                          Mid-Cap             Real Estate
Expiration Date                       "EDGE"(SM) Fund        Securities Fund
--------------------                  ---------------        ---------------
2009 ...............................         $709,370             $  818,561
2008 ...............................               --              1,109,072
2007 ...............................               --                 24,701


   For the year ended September 30, 2001, the Bond Fund utilized losses deferred in the prior year against current year capital gains in the amount of $314.

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2001, the Bond Fund and the Mid-Cap "EDGE"(SM) Fund deferred capital losses of $1,502,796 and $30,661,639, respectively.

   For the year ended September 30, 2001, the Bond Fund utilized prior year capital losses deferred of $185,546.



   This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133


TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Gail P. Seneca, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Ronald K. Jacks, Vice President
Richard D. Little, Vice President
David Shapiro, Vice President
G. Jeffrey Bohne, Secretary
Nancy G. Curtiss, Treasurer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM

------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
------------------------------------------------------------------------------

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

PXP 1140A (5/02)